PROVISIONS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2021
PROVISIONS AND CONTINGENT LIABILITIES
PROVISIONS AND CONTINGENT LIABILITIES

NOTE 21. PROVISIONS AND CONTINGENT LIABILITIES

21.1. Provisions

The following tables show the detail of the provisions:

As of December 31, 2021

	Judicial	Administrative	Financial		Loan		Onerous
	proceedings	proceedings	guarantees	~~(1)~~	commitments	(2)	contracts	(3)	Total
In millions of COP
Balance at January 1, 2021	35,640	2,399	23,035		285,198		325		346,597
Additions recognized in the year	8,766	13,625	8,219		-		938		31,548
Provisions used during the period	(5,587)	(500)	-		-		-		(6,087)
Provisions reversed during the period	(4,513)	(184)	(243)		(92,567)		(167)		(97,674)
Foreign currency translation adjustment	158	-	100		12,024		-		12,282
Effect of discounted cash flows	1,351	-	-		-		-		1,351
Final balance at December 31, 2021	35,815	15,340	31,111		204,655		1096		288,017
(1)	Changes in financial guarantees corresponds to higher provisions in Bancolombia.
(2)	Changes in loan commitments corresponds to increases in the reversal of the provision in Bancolombia, Banistmo, GAH and Banco Agrícola due to lower risks from the global COVID-19 pandemic.
(3)	Onerous contracts corresponds to Renting Colombia S.A.S.

As of December 31, 2020

	Judicial	Administrative	Financial		Loan		Onerous
	proceedings	proceedings	guarantees	~~(1)~~	commitments	(2)	contracts	(3)	Total
In millions of COP
Balance at January 1, 2020	35,752	6,607	16,945		131,386		-		190,690
Additions recognized in the year	9,063	1,259	6,190		224,603		325		241,440
Provisions used during the period	(4,673)	(3,059)	-		-		-		(7,732)
Provisions reversed during the period	(5,196)	(2,408)	(50)		(71,497)		-		(79,151)
Foreign currency translation adjustment	382	-	(50)		706		-		1,038
Effect of discounted cash flows	312	-	-		-		-		312
Final balance at December 31, 2020	35,640	2,399	23,035		285,198		325		346,597
(1)	Changes in financial guarantees corresponds to higher provisions in Bancolombia.
(2)	Changes in loan commitments corresponds to increases in Bancolombia, Banistmo, GAH and Banco Agrícola due to increased risks from the global COVID-19 pandemic.
(3)	Onerous contracts corresponds to Renting Colombia S.A.S.

The following explains the significant changes in the provisions of financial guarantees and loan commitments during period at December 31, 2021 and 2020 with the expected credit loss model:

	Stage 1	Stage 2	Stage 3	TOTAL
Balance at January 1, 2021	192,597	75,135	40,501	308,233
Transfers	(77,194)	3,221	42,737	(31,236)
Transfer to stage 1	(45,706)	(65,020)	(15,063)	(125,789)
Transfer to stage 2	(23,860)	87,990	(16,801)	47,329
Transfer to stage 3	(7,628)	(19,749)	74,601	47,224
Provisions used during the period	241,953	32,694	59,949	334,596
Provisions reversed during the period	(229,798)	(55,735)	(102,418)	(387,951)
Translation adjustment	7,615	4,462	47	12,124
Balance at December 31, 2021	135,173	59,777	40,816	235,766

	Stage1	Stage2	Stage3	TOTAL
Balance at January 1, 2020	119,865	28,433	33	148,331
Transfers	30,893	54,918	295	86,106
Transfer to stage 1	75,694	(44,821)	-	30,873
Transfer to stage 2	(34,778)	115,398	-	80,620
Transfer to stage 3	(10,023)	(15,659)	295	(25,387)
Provisions used during the period	95,212	9,283	40,192	144,687
Provisions reversed during the period	(54,823)	(16,724)	-	(71,547)
Translation adjustment	1,450	(775)	(19)	656
Balance at December 31, 2020	192,597	75,135	40,501	308,233

Judicial proceedings

Judicial provisions refer to pending legal proceedings on employment matters, ordinary lawsuits, class actions suits, civil actions within criminal prosecutions and executive proceedings against the Bank. In the opinion of management, after receiving pertinent legal advice, the payments estimated to be made in connection with these proceedings will not generate significant losses in addition to the provisions recognized as of December 31, 2021 and 2020. In addition, the Bank does not expect to obtain any reimbursement from judicial proceedings raised against it and, therefore, has not recognized any assets for that purpose, see Note 21.2 Contingent liabilities.

Loan commitments

In order to meet the needs of its customers, the Bank issues loan commitments, letters of credit and bank guarantees. Loan commitments are those approved irrevocable loans, in which, despite having acquired a commitment to grant them, due to the contract or agreement or for any other reason they are still pending disbursement. See Note 2.D Significant Accounting Policies (7.5.2 Financial guarantee contracts and loan commitments).

Financial guarantees

The Bank issues bank guarantees on behalf of its customers. A bank guarantee represents an irrevocable commitment pursuant to which the Bank will cover, up to the maximum amount guaranteed,a breach of the client's contractual obligations to third parties for a certain period of time. These are commitments issued by the Bank to guarantee the performance of a customer to a third party and are mainly issued to guarantee agreements established between parties from the energy sector, hydrocarbons sector, private sector and public procurement contracts. The Bank expects most of those guarantees provided to expire before they are used. See Note 2.D Significant Accounting Policies (7.5.2 Financial guarantee contracts and loan commitments).

The events or circumstances that would require the Bank to perform under a guarantee are determined by the type of guarantee:

Guarantees for the energy sector

The Bank is responsible before the guarantee’s beneficiary in the following situations:

●	Lack of energy supply due to a low availability from the generating company (the guaranteed entity).
●	Non-compliance with the contract signed by the guaranteed entity.
●	Non-compliance with the payment of energy supply.
●	Non-compliance with the construction and operating of power plants.
●	Non-compliance with the construction and operating of transmission lines.

Guarantees for the hydrocarbons sector

The Bank is responsible before the guarantee’s beneficiary in the following situations:

●	Non-compliance with the contractual obligations in the Minimum Exploration Program.
●	Non-compliance with the contractual obligations in the Additional Exploratory Program
●	Non-compliance with the contractual obligations in the Post Exploratory Program.
●Non-compliance with the Technical Evaluation obligations.

Guarantees for public procurement

The Bank must pay a state entity up to the amount guaranteed for the breach by the contractor of the contractual or legal obligations agreed.

Onerous contracts

For the Bank, an onerous contract is a contract in which the unavoidable costs of meeting the obligations under the contract exceed the economic benefits expected to be received under it.

Commitment issued by the Bank to guarantee the performance of a customer from the private sector

The Bank must pay the third party if there is any breach of what has been agreed upon or due to the economic insolvency of the client.

As of December 31, 2021

Maturity	Financial Guarantees
In millions of COP
Guarantees under 1 month	620,120
Guarantees greater than 1 month and up to 3 months	1,051,714
Guarantees greater than 3 months and up to 1 years (1)	5,616,089
Guarantees greater than 1 year and up to 3 years (2)	1,513,774
Guarantees greater than 3 years and up to 5 years	84,273
Guarantees greater than 5 years	150,494
Total	9,036,464
(1)	Mainly due to the change in duration for COP 2,505,284 and the opening of guarantees for COP 880,388 that expire in 2022, with the following economic sectors: Energy services and the private sector.
(2)	Mainly due to the change in duration for COP 3,056,310 and the opening of guarantees for COP 812,403 that expire in 2022, with the economic sector of financial services.

As of December 31, 2020

Maturity	Financial Guarantees
In millions of COP
Guarantees under 1 month	388,859
Guarantees greater than 1 month and up to 3 months	616,879
Guarantees greater than 3 months and up to 1 year	2,911,975
Guarantees greater than 1 year and up to 3 years (1)	3,568,858
Guarantees greater than 3 years and up to 5 years	42,788
Guarantees greater than 5 years	144,157
Total	7,673,516
(1)	Mainly due to 4 new guarantees amounting to COP 2,909,063, expiring in 2022 with in Telecommunications and financial sectors.

The total amount outstanding is the maximum potential payments which represent a “worse-case scenario”, and does not reflect expected results.

The table below shows the maximum exposure to credit risk and provision based on the bank´s internal credit rating system, 12 month Basel PD range and year-end stage classification.

As of December 31, 2021

Standard	PD range	Stage 1		Stage 2		Stage 3		Total	Total
		Exposure	Provision	Exposure	Provision	Exposure	Provision	Exposure	Provision
In millions of COP
Normal risk	0% - 3.11%	8,638,607	15	31,477	2	-	-	8,670,084	17
Acceptable risk	> 3.11% - 11.15%	189,644	18	30,634	1	-	-	220,278	19
Appreciable risk	> 11.15% - 72.75%	434	-	-	-	-	-	434	-
Significant risk	> 72.75% - 89.89%	-	-	-	-	140,520	30,748	140,520	30,748
Bad risk	> 89.89% - 100%	-	-	4,206	11	942	316	5,148	327
Total		8,828,685	33	66,317	14	141,462	31,064	9,036,464	31,111

As of December 31, 2020

Standard	PD range	Stage 1		Stage 2		Stage 3		Total	Total
		Exposure	Provision	Exposure	Provision	Exposure	Provision	Exposure	Provision
In millions of COP
Normal risk	0% - 3.11%	6,693,881	30	25,056	-	-	-	6,718,937	30
Acceptable risk	> 3.11% - 11.15%	637,593	211	16,118	8	-	-	653,711	219
Appreciable risk	> 11.15% - 72.75%	187,633	264	88,103	100	-	-	275,736	364
Significant risk	> 72.75% - 89.89%	-	-	-	-	-	-	-	-
Bad risk	> 89.89% - 100%	-	-	-	-	25,132	22,422	25,132	22,422
Total		7,519,107	505	129,277	108	25,132	22,422	7,673,516	23,035

21.2. Contingent liabilities

Contingencies with an individual claimed amount against the Bank higher than USD 5,000, with significant importance to the financial statements as of December 31, 2021 are presented below:

BANCOLOMBIA

Constitutional Public Interest Action (“Acción Popular”) of Carlos Julio Aguilar, et al.

This constitutional public interest action (“Acción Popular”) was filed by the plaintiff arguing that the restructuring of the Departamento del Valle’s financial obligations and the performance plan executed, allegedly violates the collective rights of the public administration’s morality and of the public funds of the Departamento del Valle.

This action was on hold due to its merger with the constitutional public interest action filed by Carlos Aponte against various financial institutions. As of December 31, 2020, such proceeding is in the evidentiary stage, specifically in the practice of the expert opinion and no provisions have been made.

Fiscal Responsibility Lawsuit (“Proceso de responsabilidad fiscal”) between Contraloría Departamental de Cundinamarca vs. GEHS, Bancolombia, et al.

The Wastewater Treatments Plant Chía I Delicias Sur of the Municipality of Chía’s development was represented by a leasing agreement entered on September 28, 2015 by and between the Municipality of Chia (tenant) and Bancolombia S.A., valued at USD 5,846. The object of such agreement was the financing of the project, optimization, design and construction of the wastewater treatment plant PTAR Chía I Delicias Sur; as of December 31, 2018, the agreement was in the advances stage (with payment of interest on the disbursements made to the supplier), which refers to the contractual stage in which the proceeds are delivered for the execution of the project in advance of the final payment. The current Mayor of the Municipality of Chía has conveyed anomalies he has found in the execution of the aforementioned project and, as a consequence of the aforementioned anomalies, the Contraloría de Cundinamarca initiated a fiscal responsibility lawsuit for an alleged patrimonial detriment in public funds of the amount of USD 5,846 against GEHS Global Environment and Health Solutions of Colombia (provider), Guillermo Varela Romero, Rafael Antonio Ballesteros Gómez, Luis Alejandro Prieto González and Bancolombia S.A.

As of December 31, 2021, the fiscal responsibility lawsuit is pending for the appeal against the decision of the judge that denied the nullity of a judge resolution. The pleadings stage has not started yet. The process has a provision of USD 1,145.

BANISTMO

Ordinary claim filed by Menelao Mora and Said Diaz:

The plaintiffs seek payment of the costs of the material and moral damages resulting from a criminal proceeding filed by Banistmo (28-10-2004) against them for alleged criminal acts that caused damage to the Bank because of the unauthorized use of credit lines to enterprises for which they acted as legal representatives.

The plaintiffs seek damages in the amount of USD 20,000. In initial judgment, Bank was ordered to repair the material damages, product of the criminal process against the plaintiffs, as well as to pay the sum of USD 2,300 to each of the plaintiffs for moral damages.

The Bank filed an appeal against the initial judgement, alleging errors made in the consideration of the evidence and legal grounds on which the decision was based. The external counsel has labeled this contingency as probable.

Ordinary Claim filed by Deniss Rafael Pérez Perozo, Carlos Pérez Leal et al.

Promotora Terramar (a HSBC client) received USD 299 in payments through Visa Gift Cards issued by U.S Bank, as partial payment for two apartments in Panama City.

The Credit Card Securities and Fraud Prevention department of the HSBC bank detected an irregular activity promoted by Promotora Terramar on June 3rd, 2008, when a deposit monitoring alert was activated due to the high number of cards with the same BIN and Bank. Therefore, pursuant to the Business Establishments Affiliate Agreement, HSBC held USD 287 from Promotora Terramar´s accounts; nevertheless, after further investigations the money was refunded.

The plaintiffs filed on October 2013 a claim for compensation of the material and moral damages caused, which according to their valuation amounts to USD 5,252,435. Although Banistmo was notified on November 26, 2014, as of December 31, 2021, the process is suspended and pending the initiation of the evidentiary stage. The external counsel has labeled this contingency as remote.

Constructora Tymsa

Lawsuit was initiated after supposed fraudulent acts on a sale of a property owned by the plaintiff. Plaintiff asked to rescind the public documents effecting the transfer of the property, in which Limipa was the buyer. Limipa then took a credit from Banistmo and guaranteed its contractual obligation with an administration and guarantee trust, which was administrated by Banistmo Investments. Tymsa claims that the signature and fingerprint were forged.

Plaintiff’s claims are in an amount up to USD 10,000 plus interests and other expenses. Banistmo and Banistmo Investments have contested their responsibility or guilty conduct related to the transfere of the property. Bank’s counselors have qualified this contingency as eventual. As of December 31, the process is in notification stages.

BANCO AGRÍCOLA

Authority on Taxes

The authority on taxes of El Salvador, in accordance with the resolution of October 2018, determined that Banco Agrícola failed to pay and declare income taxes related to fiscal year 2014 for a total of USD 11,116 and related penalties.

In 2021, there was a decision on an appeal from the Bank.  According to resolution of the appeal, the initial resolution from the authority on taxes was modified, adjusting the tax on income to the amount of USD 6,341 and repealing the penalties aware. The Bank intends to bring the case to the Administrative Judges to have nullified the initial decisions. According to external counselors, this contingency is qualified as remote.

As of December 31, 2021, the Bank has not recorden provisions for this matter.

ARRENDADORA FINANCIERA S.A. ARFINSA SUBSIDIARY OF BANCO AGRÍCOLA

Corporación de Alimentos S.A. de CV- Cordal

The plaintiffs filed a claim for alleged damages derived from funds wrongfully delivered to third parties that were not entitled to receive said funds. Arfinsa claims that these funds were not under its responsibility as assignee or administrator. The claim seeks USD 6,454. As of December 31, 2021, the process is in the evidentiary stage, specifically in the discovery of accounting records. The external counsel has labeled this contingency as remote.

BANCO AGROMERCANTIL

Superintendence of Tax Administration

The Superintendence of Tax Administration of Guatemala (SAT) made a tax adjustment on the Income Tax return duly paid by BAM for 2014 fiscal year for a value of USD 13.617 (USD 6.808 tax plus 6.808 fine). This adjustment was not reserved for during the administrative pleading phase, therefore the Bank, arguing that the tax was paid correctly, initiated an [adversarial] administrative procedure against the SAT before the Court to oppose the alleged collection.

This trial is pending the first decision, as of December 31, 2021. There are no provisions recorded for this lawsuit.

Delicarnes, Sociedad Anónima

Delicarnes, Sociedad Anónima, acquired a mortgage loan from BAM and failed to pay its obligation on the agreed date, so BAM filed a collection lawsuit against it. Delicarnes, in addition to opposing the collection lawsuit, filed against BAM an ordinary claim for damages caused, on the basis that Delicarnes believes it did not breach the contract and therefore, should not have been sued.

In 2021, the court ruled in favor of BAM, in the first instance. The judgement was appealed by the counterparty. As of December 31, 2021, the lawsuit was in appeal stage. There are no provisions recorded for this matter.

Dany Ward Mcnab Valladares

Lawsuit concluded on April 2021 due to withdrawal by the plaintiffs, after an extrajudicial agreement with BAM.